Fees Summary	Dec. 02, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 937.91
Total Fee Amount	937.91
Total Transaction Valuation	6,126,095.7
Total Offset Amount	0
Net Fee	$ 0